Commitments and Contingencies	12 Months Ended
Aug. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(11) Commitments and Contingencies

The Company leases certain of its facilities and equipment under various noncancelable operating leases expiring through 2020. The leases on the facilities contains provisions for future rent increases. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying consolidated balance sheets as of August 31, 2015 and 2014.

In connection with one of its facilities leases, the Company received a reimbursement for leasehold improvements of $270. This reimbursement is a lease incentive which has been recognized as a liability in deferred rent and is being amortized to rent expense on a straight-line basis over the lease term. Total rental expense recognized during each period was $457 and $440 for 2015 and 2014, respectively.

Future minimum payments under noncancelable operating leases as of August 31, 2015 are as follows:

Operating
leases
2016	$621
2017	606
2018	618
2019	631
2020	51
Total minimum lease payments	$2,527